Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2017	2018
	RMB	RMB	US$
Accounts receivable	1,895,145	2,799,424	407,159
Allowance for doubtful accounts	(1,408)	(3,589)	(522)

Total	1,893,737	2,795,835	406,637

As of December 31, 2017 and 2018, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2017	2018
	RMB	RMB	US$
Beginning balance	512	1,408	205
Additions charged to bad debt expense	1,854	3,789	551
Reversal	(744)	(1,574)	(229)
Write off	(214)	(34)	(5)

Ending balance	1,408	3,589	522

The Group recognized additions to allowance for doubtful accounts amounting to RMB2,303, RMB1,110 and RMB2,215 (US$322) within general and administrative expenses, for the years ended December 31, 2016, 2017 and 2018, respectively.